LONG-TERM DEBT - Schedule of Carrying Values and Estimated Fair Values of Convertible Notes (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Instrument, Redemption [Line Items]
Principal Amount	$ 2,012.5
Unamortized Debt Discounts and Issuance Costs	25.7
Net Carrying Amount	1,986.8
Level 2
Debt Instrument, Redemption [Line Items]
Fair Value	$ 1,984.6
1.25% Convertible Senior Notes, Due December 2026 | Convertible Debt
Debt Instrument, Redemption [Line Items]
Interest rate	1.25%
Principal Amount	$ 2,012.5